21. Income tax and social contribution	12 Months Ended
Dec. 31, 2020
Income Tax And Social Contribution
Income tax and social contribution
21.	Income tax and social contribution

Current income tax and social contribution

Current income tax and social contribution assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to calculate taxes are those enacted or substantially enacted at the balance sheet date.

Income taxes comprise Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”), calculated based on taxable income, at the statutory rates set forth in the legislation in force: 15% on taxable income plus an additional 10% on annual taxable income exceeding R$240,000 for IRPJ, and 9% for CSLL, and it is paid by each legal entity. According to tax legislation in Brazil there is not a Group´s Corporate Tax Return, and each legal entity have its own tax obligations.

Deferred income tax and social contribution

Deferred income tax and social contribution assets are recognized for all future deductible temporary differences and unused tax loss carryforwards to the extent that it is probable that taxable income will be available to be compensated against these temporary differences and unused tax loss carryforwards, except where the deferred income tax and social contribution assets relating to the deductible temporary difference arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor tax income or losses.

Deferred income tax and social contribution liabilities are recognized for all future taxable temporary differences, except when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction other than a business combination and which, at the time of the transaction, affects neither accounting profit nor tax losses.

With respect to deductible temporary differences associated with investments in subsidiaries and associates, deferred income tax and social contribution are recognized only to the extent that it is probable that these temporary differences will reverse in the foreseeable future and taxable income will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax and social contribution assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of these assets to be utilized. Unrecognized deferred income tax and social contribution assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable income will allow these assets to be recovered.

Deferred income tax and social contribution assets and liabilities are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted at the reporting period.

Deferred taxes related to items directly recognized in equity are also recognized in equity and not in the statement of operations.

Deferred income tax and social contribution assets and liabilities are offset if there is a legal or contractual right to offset tax assets against income tax liabilities, and relates to the same taxpayer entity and to the same tax authority.

In virtue of nature and complexity of the Group's businesses, the differences between the actual results and the assumptions adopted, or the future changes to these assumptions, may result in future adjustments to tax revenues and expenses already recorded. The Company and its subsidiaries set up provisions, based on reasonable estimates, for taxes due. The value of these provisions is based on several factors, such as the experience of previous inspections and the different interpretations of tax regulations by the taxpayer and the responsible tax authority. These differences in interpretation can refer to a wide variety of issues, depending on the conditions in force at the home of the respective entity.

21.1.	Income tax and social contribution effective rate reconciliation
	2020	2019	2018
		Note 2	Note 2
Income (loss) before income tax and social contribution (Continued operations)	1,901	(368)	83
Credit (expense) of Income tax and social contribution expense at the nominal rate.	(542)	105	(28)
Tax penalties	(11)	(16)	(20)
Share of profit of associates	19	(2)	15
Interest on own capital (*)	(78)	(4)	54
Tax benefits	12	6	15
Sendas spin-off	(74)	-	-
Other permanent differences	12	6	5
Effective income tax and social contribution expense	(662)	95	41

Credit (expense) income tax and social contribution expense for the year:
Current	(371)	249	(41)
Deferred	(291)	(154)	82
Credit (expense) income tax and social contribution expense	(662)	95	41
Effective rate	34.82%	25.82%	-49.40%

(*) Effect of income tax on interest on own capital.

Income tax expense calculated on the sale of Via Varejo in 2019 totaled R$199 (see note 12.4), presented in the result of discontinued operations.

The nominal rate is 34% for subsidiaries located in Brazil, 32% for subsidiaries based in Colombia, 25% for subsidiaries based in Uruguay and 30% for subsidiaries based in Argentina. The Company does not pay social contribution based on a final favorable court decision in the past; therefore, its nominal rate is 25%.

21.2.	Breakdown of deferred income tax and social contribution

	2020			2019
	Asset	Liability	Net	Asset	Liability	Net

Tax losses and negative basis of social contribution	514	-	514	453	-	453
Provision for contingencies	376	-	376	321	-	321
Goodwill tax amortization	-	(496)	(496)	-	(604)	(604)
Mark-to-market adjustment	-	(6)	(6)	-	(7)	(7)
Technological innovation – future realization	-	(5)	(5)	-	(7)	(7)
Fixed assets, tradename and investment property	-	(1,681)	(1,681)	-	(1,359)	(1,359)
Unrealized gains with tax credits	-	(402)	(402)	82	(322)	(240)
Net adjustments of IFRS 16	389	-	389	356	-	356
Cash flow hedge	11	-	11	-	(80)	(80)
Other	29	-	29	117	-	117
Presumed profit on equity of Éxito	237	-	237	192	-	192
Deferred income tax and social contribution assets (liabilities)	1,556	(2,590)	(1,034)	1,521	(2,379)	(858)

Off-set assets and liabilities	(1,556)	1,556	-	(1,184)	1,184	-
Deferred income tax and social contribution assets (liabilities), net	-	(1,034)	(1,034)	337	(1,195)	(858)

Management has assessed the future realization of deferred tax assets, considering the projections of future taxable income. This assessment was based on information from the strategic planning report previously approved by the Group’s Board of Directors.

The Company estimates the recovery of the deferred tax assets as follows:

Up to one year	143
From 1 to 2 years	238
From 2 to 3 years	211
From 3 to 4 years	218
From 4 to 5 years	225
Above 5 years	521
1,556

21.3.	Movement in deferred income tax and social contribution

	2020	2019	2018
		Note 2	Note 2
Opening balance	(858)	(225)	(95)
Credit (expense) for the year – Continuing operations	(291)	(154)	82
Credit (expense) for the year - Discontinued operations	214	(122)	(87)
Tax on discontinued operations	-	314	(61)
Income tax related to OCI - Continuing operations	-	1	(1)
Income tax related to OCI - Discontinued operations	-	(20)	3
Business combination	-	(747)	-
Exchange rate changes	(188)	(18)	-
Assets held for sale and discontinued operations	-	122	(64)
Deconsolidation - Sendas	91	-	-
Other	(2)	(7)	(2)
At the end of the period	(1,034)	(856)	(225)